SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) Options	Dec. 31, 2017 CAD ($) Options
Number and weighted average exercise prices of share options
Balance at January 1 | Options	12,173	12,429
Granted | Options	1,950	1,669
Exercised | Options	(301)	(265)
Forfeited | Options	(238)	(1,567)
Expired | Options	(1,240)	(93)
Outstanding at end of period | Options	12,344	12,173
Exercisable at end of period | Options	8,861	8,539
Balance at January 1	$ 6.52	$ 6.95
Granted	4.95	5.06
Exercised	3.65	4.09
Forfeited	4.87	8.74
Expired	12.58	7.38
Outstanding at end of period	5.77	6.52
Weighted average exercise price at end of period	6.13	$ 7.41
Weighted average share price at the date of exercise	$ 4.87